American Century Investments®
Quarterly Portfolio Holdings
One Choice® In Retirement Portfolio
October 31, 2022

	Shares/ Principal Amount ($)	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 43.4%
Diversified Bond Fund G Class	40,393,265	363,539,388
High Income Fund G Class	8,284,809	66,444,169
Inflation-Adjusted Bond Fund G Class	5,037,384	55,310,476
Short Duration Fund G Class	18,819,971	181,989,124
Short Duration Inflation Protection Bond Fund G Class	12,568,117	132,090,907
		799,374,064
Domestic Equity Funds — 35.0%
Disciplined Growth Fund G Class	2,760,850	49,667,697
Equity Growth Fund G Class	2,847,676	69,483,290
Focused Large Cap Value Fund G Class	17,283,707	170,935,858
Growth Fund G Class	1,922,289	74,238,816
Heritage Fund G Class	1,637,013	34,884,744
Mid Cap Value Fund G Class	4,876,933	77,982,164
Small Cap Growth Fund G Class	1,009,473	18,493,554
Small Cap Value Fund G Class	1,918,193	18,453,017
Sustainable Equity Fund G Class	3,334,045	130,727,899
		644,867,039
International Fixed Income Funds — 11.3%
Emerging Markets Debt Fund G Class	2,520,762	20,745,873
Global Bond Fund G Class	16,861,667	147,033,739
International Bond Fund G Class	3,958,714	39,587,141
		207,366,753
International Equity Funds — 10.3%
Global Real Estate Fund G Class	1,614,969	17,716,209
International Growth Fund G Class	7,662,341	75,167,565
International Small-Mid Cap Fund G Class	1,040,620	9,032,580
International Value Fund G Class	13,291,631	88,256,427
		190,172,781
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,769,947,591)		1,841,780,637
OTHER ASSETS AND LIABILITIES†		(40,247)
TOTAL NET ASSETS — 100.0%		$1,841,740,390

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The funds determine the fair value of their investments and compute their net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the funds are determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2022 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Diversified Bond Fund	$401,445	$8,888	$12,613	$(34,181)	$363,539	40,393	$(1,233)	$3,122
High Income Fund	71,058	1,148	2,576	(3,186)	66,444	8,285	(373)	1,149
Inflation-Adjusted Bond Fund	60,757	—	542	(4,905)	55,310	5,037	10	—
Short Duration Fund	199,330	1,415	14,756	(4,000)	181,989	18,820	(868)	1,415
Short Duration Inflation Protection Bond Fund	144,602	—	6,598	(5,913)	132,091	12,568	168	—
Disciplined Growth Fund	58,099	—	4,459	(3,972)	49,668	2,761	(796)	—
Equity Growth Fund	77,131	278	4,472	(3,454)	69,483	2,848	(627)	278
Focused Large Cap Value Fund	185,334	1,573	13,088	(2,883)	170,936	17,284	1,180	1,274
Growth Fund	86,675	925	4,749	(8,612)	74,239	1,922	238	—
Heritage Fund	40,049	—	4,558	(606)	34,885	1,637	(874)	—
Mid Cap Value Fund	83,757	576	3,747	(2,604)	77,982	4,877	354	576
Small Cap Growth Fund	20,130	—	1,500	(136)	18,494	1,009	(274)	—
Small Cap Value Fund	19,930	86	492	(1,071)	18,453	1,918	141	86
Sustainable Equity Fund	143,471	1,876	6,206	(8,413)	130,728	3,334	2,042	—
Emerging Markets Debt Fund	22,164	123	428	(1,113)	20,746	2,521	(68)	123
Global Bond Fund	159,760	971	2,787	(10,910)	147,034	16,862	(307)	971
International Bond Fund	44,536	—	1	(4,948)	39,587	3,959	—	—
Global Real Estate Fund	20,873	—	82	(3,075)	17,716	1,615	(12)	—
International Growth Fund	86,624	700	2,753	(9,403)	75,168	7,662	(581)	—
International Small-Mid Cap Fund	10,068	—	113	(922)	9,033	1,041	(27)	—
International Value Fund	97,782	128	2,142	(7,512)	88,256	13,292	(199)	—
	$2,033,575	$18,687	$88,662	$(121,819)	$1,841,781	169,645	$(2,106)	$8,994
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.